Financial Instruments (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)
Share Price for triggering price three | $ / shares	$ 21.00		$ 21.00		$ 21
Shares to be issued reclassified from contingent consideration, Value | $					$ 1,957,045
Weighted average number of shares, contingently issuable | shares					270,000
Contingent consideration | $	$ 1,964		$ 1,964		$ 943,131
Contingent consideration | $	$ (3,558)	$ (38,178,321)	$ (642,153)	$ (220,997,087)	$ 229,819,070	$ 0
Left Coast Ventures Inc [Member]
Noncash or part noncash acquisition, noncash financial or equity instrument consideration, shares issued | shares					3,856,955
Business Combination Volume Weighted Average Trading Prices Issuable			20 years		20 years
Left Coast Ventures Inc [Member] | Share Triggering Price Two [Member]
SharePrice | $ / shares					$ 17
Caliva And OG Enterprises Branding, Inc. [Member]
Noncash or part noncash acquisition, noncash financial or equity instrument consideration, shares issued | shares					18,356,299
Business Combination Volume Weighted Average Trading Prices Issuable					20 years
Caliva And OG Enterprises Branding, Inc. [Member] | Share Triggering Price One [Member]
SharePrice | $ / shares	$ 13.00		$ 13.00		$ 13
Caliva And OG Enterprises Branding, Inc. [Member] | Share Triggering Price Two [Member]
SharePrice | $ / shares	$ 17.00		$ 17.00		$ 17
Contingent Consideration Earn Out Shares [Member]
Contingent consideration | $	$ 299,014		$ 299,014		$ 368,444
Key Unobservable Inputs	500,000		500,000		500,000
Contingent consideration | $					$ 232,144,559
Earn Out Stock [Member] | Left Coast Ventures Inc [Member]
Noncash or part noncash acquisition, noncash financial or equity instrument consideration, shares issued | shares			3,856,955
Earn Out Stock [Member] | Caliva And OG Enterprises Branding, Inc. [Member]
Noncash or part noncash acquisition, noncash financial or equity instrument consideration, shares issued | shares			18,356,299		18,356,299
Business Combination Volume Weighted Average Trading Prices Issuable			20 years